Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill [Abstract]
Schedule of Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows.

	Asset management and professional consultancy services segment	Construction and engineering services segment	Asset management and professional consultancy services segment
	Acquisition of Reitar Capital Partners Limited (i)	Acquisition of Alvin Design (ii)	Acquisition of WLN (iii)	Total
	HK$	HK$	HK$	HK$
BALANCE, April 1, 2023
Goodwill	34,066,838	—	—	34,066,838
Accumulated impairment losses	—	—	—	—
	34,066,838	—	—	34,066,838

Goodwill acquired during year	—	1,500,000	—	1,500,000
Impairment losses	—	(1,500,000)	—	(1,500,000)

BALANCE, March 31, 2024
Goodwill	34,066,838	1,500,000	—	35,566,838
Accumulated impairment losses	—	(1,500,000)	—	(1,500,000)
	34,066,838	—	—	34,066,838

Goodwill acquired during year	—	—	1,057,302	1,057,302
Impairment losses	—	—	—	—

BALANCE, March 31, 2025
Goodwill	34,066,838	1,500,000	1,057,302	36,624,140
Accumulated impairment losses	—	(1,500,000)	—	(1,500,000)
	34,066,838	—	1,057,302	35,124,140

BALANCE, March 31, 2025 (US$)	4,378,827	—	135,902	4,514,729